UNCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Schedule of Equity Method Investments
Investments in Unconsolidated Affiliates - The following table sets forth ONEOK Partners’ investments in unconsolidated affiliates for the periods indicated:

	Net Ownership Interest	December 31, 2016	December 31, 2015
		(Thousands of dollars)
Northern Border Pipeline	50%	$328,456	$363,231
Overland Pass Pipeline Company	50%	444,138	459,354
Other	Various	186,213	125,636
Investments in unconsolidated affiliates (a)		$958,807	$948,221

(a) - Equity-method goodwill (Note A) was $40.1 million at December 31, 2016 and 2015, respectively.

Equity In Net Earnings From Investments [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Equity Method Investments
Equity in Net Earnings from Investments and Impairments - The following table sets forth ONEOK Partners’ equity in net earnings from investments for the periods indicated:

	Years Ended December 31,
	2016	2015	2014
	(Thousands of dollars)
Northern Border Pipeline	$69,990	$66,941	$69,819
Overland Pass Pipeline Company	53,984	37,783	25,906
Other	15,716	20,576	21,690
Equity in net earnings from investments	$139,690	$125,300	$117,415
Impairment of equity investments	$—	$(180,583)	$(76,412)

Summarized Financial Information Of Unconsolidated Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Equity Method Investments
Unconsolidated Affiliates Financial Information - The following tables set forth summarized combined financial information of ONEOK Partners’ unconsolidated affiliates for the periods indicated:

	December 31, 2016	December 31, 2015
	(Thousands of dollars)
Balance Sheet
Current assets	$143,317	$149,439
Property, plant and equipment, net	$2,579,607	$2,556,559
Other noncurrent assets	$20,784	$23,722
Current liabilities	$77,388	$211,037
Long-term debt	$649,539	$425,521
Other noncurrent liabilities	$69,265	$69,356
Accumulated other comprehensive loss	$(7,450)	$(5,669)
Owners’ equity	$1,954,966	$2,029,475

	Years Ended December 31,
	2016	2015	2014
	(Thousands of dollars)
Income Statement
Operating revenues	$578,542	$524,496	$548,491
Operating expenses (a)	$260,753	$304,930	$309,990
Net income (a)	$293,921	$200,064	$214,410

Distributions paid to us	$196,717	$155,918	$139,019
(a) Includes long-lived asset impairment charges in 2015 and 2014.